Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Equity Incentive Plan
14. EQUITY INCENTIVE PLAN
2015 Equity
Incentive
Plan
Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on
one-for-one
basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested
share awards as defined under ASC 718.
On June 3, 2015, the Company adopted its 2015 Equity Incentive Plan (“the 2015 Plan”). The 2015 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2015 Plan reserved 20,000 thousand shares of ordinary shares for issuance upon exercise of stock options and restricted stock units.
Restricted Stock Units Activity
The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2021	12,625
Restricted stock units granted	(2,326)
Restricted stock units forfeited	134

Available for grant at December 31, 2021	10,433
Restricted stock units granted	(902)
Restricted stock units forfeited	49

Available for grant at December 31, 2022	9,580
Restricted stock units granted	(624)
Restricted stock units forfeited	51

Available for grant at December 31, 2023	9,007

The related tax effect for stock-based compensation benefit (expense) were US$(155) thousand, US$2 thousand and US$(178) thousand for 2021, 2022 and 2023, respectively. The related tax effect for stock-based compensation expense for restricted stock units exercised during 2021, 2022 and 2023 was US$2,767 thousand, US$3,957 thousand and US$4,925 thousand, respectively. The related tax effect was determined using applicable tax rates.

Restricted Stock Units
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2021	1,714	9.37	0.31
Restricted stock units granted	2,326	17.62
Restricted stock units vested	(1,596)	9.31
Restricted stock units forfeited	(134)	14.99

Non-vested at December 31, 2021	2,310	17.37	1.57
Restricted stock units granted	902	19.56
Restricted stock units vested	(1,186)	17.61
Restricted stock units forfeited	(49)	17.18

Non-vested at December 31, 2022	1,977	17.89	0.66
Restricted stock units granted	624	13.51
Restricted stock units vested	(1,460)	18.36
Restricted stock units forfeited	(51)	16.38

Non-vested at December 31, 2023	1,090	15.00	0.13

As of December 31, 2023, there was US$2,076 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2015 Plan.
Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2021, 2022 and 2023.

	Year Ended December 31
	2021	2022	2023
	US$	US$	US$
Cost of sales	389	597	406
Research and development	12,864	18,678	11,709
Sales and marketing	2,366	2,736	1,858
General and administrative	3,926	4,650	3,574

	19,545	26,661	17,547